Revenue - Summary of Disaggregation of Revenue From Customers by Major Services and Products (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of products and services [Line Items]
Voice usage and monthly fees	¥ 32,486		¥ 39,154	¥ 47,500
Broadband and mobile data services	148,431		137,133	118,209
Data and internet application services	26,489		20,074	17,782
Other value-added services	24,606		22,793	24,187
Interconnection fees	13,708		14,233	14,748
Transmission lines usage and associated services	14,178		12,519	11,618
Other services	3,785		3,109	3,989
Total service revenue	263,683		249,015	238,033
Sales of telecommunications products	27,194		25,814	36,164
Total Revenue	290,877	$ 42,306	¥ 274,829	¥ 274,197
Revenue from other sources	1,067
Impact on initial application of IFRS 15 [member]
Disclosure of products and services [Line Items]
Revenue from contracts with customers	¥ 289,810